Financial Instruments	12 Months Ended
Dec. 31, 2019
FINANCIAL INSTRUMENTS
Financial Instruments

23.  FINANCIAL INSTRUMENTS.

23.1 Financial instruments, classified by type and category

a)	The detail of financial assets, classified by type and category, as of December 31, 2019 and 2018, is as follows:

		December 31, 2019
	Financial assets at fair value through profit and loss	Financial assets measured at amortized cost	Financial assets at fair value with changes in other comprehensive income	Financial derivatives for hedging
	ThCh$	ThCh$	ThCh$	ThCh$
Equity instruments	—	—	127,854	—
Trade accounts receivable and other accounts receivable	—	576,740,203	—	—
Derivative instruments	1,618,318	—	1,323,556	277,702
Other financial assets	—	860,425	—	—
Total Current	1,618,318	577,600,628	1,451,410	277,702

Equity instruments	—	—	2,349,221	—
Trade accounts receivable and other accounts receivable	—	347,981,527	—	—
Derivative instruments	—	—	—	4,871,397
Other financial assets	—	2	—	—
Total Non-current	—	347,981,529	2,349,221	4,871,397

Total	1,618,318	925,582,157	3,800,631	5,149,099

		December 31, 2018
	Financial assets at fair value through profit and loss	Financial assets measured at amortized cost	Financial assets at fair value with changes in other comprehensive income	Financial derivatives for hedging
	ThCh$	ThCh$	ThCh$	ThCh$
Equity instruments	90,839	—	269,031	—
Trade accounts receivable and other accounts receivable	—	529,467,040	—	—
Derivative instruments	1,491,497	—	1,423,613	39,022,012
Other financial assets	—	880,268	—	—
Total Current	1,582,336	530,347,308	1,692,644	39,022,012

Equity instruments	—	—	2,352,894	—
Trade accounts receivable and other accounts receivable	—	60,527,843	—	—
Derivative instruments	36,086	—	—	4,191,543
Other financial assets	—	689,146	—	—
Total Non-current	36,086	61,216,989	2,352,894	4,191,543

Total	1,618,422	591,564,297	4,045,538	43,213,555

The book value of trade accounts receivable and payable approximates their fair value.

b)	The detail of financial liabilities, classified by type and category, as of December 31, 2019 and 2018, is as follows:

	December 31, 2019
	Financial liabilities held for trading	Loans and payables	Financial Liabilities at fair value with changes in other result	Financial derivatives for hedging
	ThCh$	ThCh$	ThCh$	ThCh$
Interest-bearing loans	—	164,404,334	—	—
Trade accounts payable and other accounts payable	—	750,103,757	—	—
Derivative instruments	2,026,476	—	8,924,831	48,225,766
Total Current	2,026,476	914,508,091	8,924,831	48,225,766

Interest-bearing loans	—	1,714,837,545	—	—
Trade accounts payable and other accounts payable	—	840,623,569	—	—
Derivative instruments	124,048	—	—	25,208,326
Total Non-current	124,048	2,555,461,114	—	25,208,326

Total	2,150,524	3,469,969,205	8,924,831	73,434,092

	December 31, 2018
	Financial liabilities held for trading	Loans and payables	Financial Liabilities at fair value with changes in other result	Financial derivatives for hedging
	ThCh$	ThCh$	ThCh$	ThCh$
Interest-bearing loans	—	329,262,093	—	—
Trade accounts payable and other accounts payable	—	702,770,048	—	—
Derivative instruments	756,005	—	7,161,949	81,195,765
Total Current	756,005	1,032,032,141	—	81,195,765

Interest-bearing loans	—	1,703,044,158	—	—
Trade accounts payable and other accounts payable	—	449,777,982	—	—
Derivative instruments	159,630	—	—	2,629,715
Total Non-current	159,630	2,152,822,140	—	2,629,715

Total	915,635	3,184,854,281	—	83,825,480

23.2 Derivative instruments

The risk management policy of the Group uses primarily interest rate and foreign exchange rate derivatives to hedge its exposure to interest rate and foreign currency risks.

The Group classifies its derivatives as follows:

•	Cash flow hedges: Those that hedge the cash flows of the underlying hedged item.
•	Fair value hedges: Those that hedge the fair value of the underlying hedged item.
•

Non-hedge derivatives: Financial derivatives that do not meet the requirements established by IFRS to be designated as hedge instruments are recorded at fair value with changes in net income (assets held for trading).

a)	Assets and liabilities for hedge derivative instruments

As of December 31, 2019 and 2018, financial derivative transactions qualifying as hedge instruments resulted in recognition of the following assets and liabilities in the consolidated statement of financial position:

	December 31, 2019
	Assets		Liabilities
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Interest rate hedge:	322,316	8,447	—	7,743,401
Cash flow hedge	322,316	8,447	—	7,743,401
Exchange rate hedge:	—	4,862,950	48,225,766	17,464,925
Cash flow hedge	—	4,862,950	48,225,766	17,464,925
Total	322,316	4,871,397	48,225,766	25,208,326

	December 31, 2018
	Assets		Liabilities
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Interest rate hedge:	852,119	4,191,543
Cash flow hedge	852,119	4,191,543
Exchange rate hedge:	38,169,893	—	81,195,765	2,629,715
Cash flow hedge	38,169,893	—	81,195,765	2,629,715
Total	39,022,012	4,191,543	81,195,765	2,629,715

General information on hedge derivative instruments

Hedge derivative instruments and their corresponding hedged instruments are shown in the following table:

			Fair value of	Fair value of
Detail of	Description	Description	hedged item	hedged item	Type
hedging	of hedging	of hedge	12-31-2019	12-31-2018	of
instrument	instrument	item	ThCh$	ThCh$	risk hedged
SWAP	Interest rate	Others	(699,158)	—	Cash flow
SWAP	Exchange rate	Unsecured obligations (bonds)	(9,530,240)	(18,892,400)	Cash flow
SWAP	Interest rate	Loans with Related Companies	(6,991,184)	—	Cash flow
SWAP	Interest rate	Bank loans	—	5,043,662	Cash flow
SWAP	Interest rate	Bank loans	277,703	—	Cash flow
FORWARD	Exchange rate	Operational Income	(51,297,500)	(26,763,187)	Cash flow

(*)See note 22.2.

For the years ended December 31, 2019, 2018 and 2017 the Group did not recognize gains or losses for ineffective cash flow hedges.

The Group has not entered into any fair value hedges for any of the periods reported.

b)Financial derivative instrument assets and liabilities at fair value through profit or loss

As of December 31, 2019 and 2018, financial derivative transactions recorded at fair value through profit or loss, resulted in the recognition of the following assets and liabilities in the statement of financial position:

	December 31, 2019				December 31, 2018
	Current Assets	Current Liabilities (*)	Non-Current Assets	Non-Current Liabilities (*)	Current Assets	Current Liabilities (*)	Non-Current Assets	Non-Current Liabilities (*)
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Non-hedging derivative instrument	—	2,026,476	—	124,048	41,023	207,957	36,086	159,630
Total	—	2,026,476	—	124,048	41,023	207,957	36,086	159,630

These derivative instruments correspond to forward contracts entered into by the Group, whose purpose is to hedge the exchange rate risk related to future obligations arising from civil works contracts linked to the construction of the Los Cóndores Plant. Although these hedges have an economic substance, they do not qualify for hedge accounting because they do not strictly comply with the hedge accounting requirements established in IFRS 9 Financial Instruments.

c)Other information on derivatives:

The following tables present the fair value of hedging and non-hedging derivatives entered into by the Group as well as the remaining contractual maturities as of December 31, 2019 and 2018:

	December 31, 2019
		Notional Amount
	Fair value	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Total
Financial derivatives	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Interest rate hedge:	(7,412,638)	112,311,000	112,311,000	299,496,000	—	—	524,118,000
Cash flow hedge	(7,412,638)	112,311,000	112,311,000	299,496,000	—	—	524,118,000
Exchange rate hedge:	(60,827,741)	490,799,070	40,581,708	—	—	517,637,686	1,049,018,464
Cash flow hedge	(60,827,741)	490,799,070	40,581,708	—	—	517,637,686	1,049,018,464
Derivatives not designated for hedge accounting	(2,150,524)	31,746,086	2,061,840	—	—	—	33,807,926
Total	(70,390,903)	634,856,156	154,954,548	299,496,000	—	517,637,686	1,606,944,390

	December 31, 2018
		Notional Amount
	Fair value	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Total
Financial derivatives	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Interest rate hedge:	5,043,662	69,477,000	104,215,500	104,215,500	—	—	277,908,000
Cash flow hedge	5,043,662	69,477,000	104,215,500	104,215,500	—	—	277,908,000
Exchange rate hedge:	(45,655,587)	1,227,557,071	76,355,223	—	—	—	1,303,912,294
Cash flow hedge	(45,655,587)	1,227,557,071	76,355,223	—	—	—	1,303,912,294
Derivatives not designated for hedge accounting	(290,478)	34,525,045	29,457,793	1,913,220	—	—	65,896,058
Total	(40,902,403)	1,331,559,116	210,028,516	106,128,720	—	—	1,647,716,352

The hedging and non-hedging derivatives contractual maturities do not represent the Group’s total risk exposure, as the amounts presented in the above tables have been drawn up based on undiscounted contractual cash inflows and outflows for their settlement.

23.3 Fair value hierarchy

Financial instruments recognized at fair value in the consolidated statement of financial position are classified, based on the hierarchy described in Note 3.h.

The following table presents financial assets and liabilities measured at fair value as of December 31, 2019 and 2018:

		Fair Value Measured at End of Reporting Period Using:
	12-31-2019	Level 1	Level 2	Level 3
Financial Instruments Measured at Fair Value	ThCh$	ThCh$	ThCh$	ThCh$
Financial Assets:
Financial derivatives designated as cash flow hedges	5,193,713	—	5,193,713	—
Financial derivatives not designated for hedge accounting	—	—	—	—
Commodity derivatives not designated as cash flow hedges	1,573,704	—	1,573,704	—
Commodity derivatives designated as cash flow hedges	1,323,556	—	1,323,556
Available-for-sale financial assets, non-current	2,477,077	2,349,223	127,854	—
Total	10,568,050	2,349,223	8,218,827	—
Financial Liabilities:
Financial derivatives designated as cash flow hedges	73,434,092	—	73,434,092	—
Financial derivatives not designated for hedge accounting	2,150,524	—	2,150,524	—
Commodity derivatives not designated for hedge accounting	—	—	—	—
Commodity derivatives designated as cash flow hedges	8,924,831	—	8,924,831	—
Total	84,509,447	—	84,509,447	—

		Fair Value Measured at End of Reporting Period Using:
	12-31-2018	Level 1	Level 2	Level 3
Financial Instruments Measured at Fair Value	ThCh$	ThCh$	ThCh$	ThCh$
Financial Assets:
Financial derivatives designated as cash flow hedges	43,213,555	—	43,213,555	—
Financial derivatives not designated for hedge accounting	77,109	—	77,109	—
Commodity derivatives not designated as cash flow hedges	1,450,474	—	1,450,474	—
Commodity derivatives designated as cash flow hedges	1,423,613	—	1,423,613
Available-for-sale financial assets, non-current	359,870	—	359,870	—
Total	46,524,621	—	46,524,621	—
Financial Liabilities:
Financial derivatives designated as cash flow hedges	83,825,480	—	83,825,480	—
Financial derivatives not designated for hedge accounting	367,587	—	367,587	—
Commodity derivatives not designated for hedge accounting	548,048	—	548,048	—
Commodity derivatives designated as cash flow hedges	7,161,949	—	7,161,949	—
Total	91,903,064	—	91,903,064	—